LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JULY 7, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE SPECIAL INVESTMENT TRUST,

EACH DATED MARCH 1, 2014

The following announces the reclassification of the fund’s Class R1 shares as Class A2 shares and provides information about the fees and expenses and purchase, redemption and exchange of Class A2 shares.

Effective August 1, 2014, the following information amends and/or supplements, as applicable, those sections of the fund’s Summary Prospectus, Prospectus and Statement of Additional Information listed below.

Class R1 shares of the fund are reclassified as Class A2 shares of the fund. The fund will offer Class A2 shares to clients of financial intermediaries with a direct transfer agent relationship with the fund.

All references to Class R1 shares are removed from the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

The ticker symbol for Class A2 shares is LBRTX.

The following text is added to the table in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class A2
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class A2
Management fees	0.70
Distribution and/or service (12b-1) fees	0.25
Other expenses[2]	0.34
Total annual fund operating expenses	1.29

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class A2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

The following text is added to the table in the section titled “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A2 (with or without redemption at end of period)	699	960	1,241	2,042

The following text is added to the table in the section titled “Purchase and sale of fund shares” in the fund’s Summary Prospectus and Prospectus:

Investment minimum initial/additional investment ($)
Class A2**
General	1,000/50
Uniform Gifts or Transfers to Minor Accounts	1,000/50
IRAs	250/50
SIMPLE IRAs	None/None
Systematic Investment Plans	50/50
Clients of Eligible Financial Intermediaries	None/None
Eligible Investment Programs	None/None
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None
Other Retirement Plans	None/None
Institutional Investors	1,000/50

**	Available to investors investing through a financial intermediary with a direct transfer agent relationship with the fund.

The following text is added to the section titled “More on fund management – Distribution” in the fund’s Prospectus and “The Fund’s Distributor” in the fund’s Statement of Additional Information:

Under the fund’s Rule 12b-1 shareholder services and distribution plan, the fund pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.25% for Class A2 shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

The following text is added to the section titled “Choosing a class of shares to buy” in the fund’s Prospectus:

Individual investors can generally invest in Class A2 shares.

Investors who hold their shares through a financial intermediary that has a direct transfer agent relationship with the fund (“Direct TA Accounts”) will not be permitted to acquire Class A shares of the fund through new purchases or incoming exchanges. Direct TA Accounts will be permitted to acquire Class A2 shares.

When choosing between Class A2 and Class C shares, you should be aware that, generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A2 shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A2 shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge and generally have lower annual expenses than Class A2 or Class C shares.

Class A2 shares are not authorized to pay fees for recordkeeping services to Service Agents.

The following text is added to the table in the section titled “Comparing the fund’s classes” in the fund’s Prospectus:

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class A2

•    Initial sales charge

•    You may qualify for reduction or waiver of initial sales charge

•    Generally lower expenses than Class C

•    Available only to investors who hold shares through a financial intermediary that has a direct transfer agent relationship with the fund

		Up to 5.75%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase; waived for certain investors	0.25% of average daily net assets	Class A2 shares of funds sold by a financial intermediary with a direct transfer relationship with the fund or, if such fund does not offer Class A2, then for Class A shares

[1]	Ask your Service Agent about the funds available for exchange.

The following text is added to the section titled “Sales charges” in the fund’s Prospectus and “Additional Purchase and Redemption Information” in the fund’s Statement of Additional Information:

Class A2 shares are subject to the same minimum investment requirements, sales charges and waivers as Class A shares, may be combined with shares of other funds for the accumulation privilege and may be included in letters of intent.

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A2 shares. However, if you redeem these Class A2 shares within 18 months of purchase, you will pay a contingent deferred sales charge of 1.00%.

The following text is added to the section titled “Retirement and Institutional Investors – eligible investors” in the fund’s Prospectus:

Class A2 shares are generally available for investment by Retirement Plans with omnibus accounts held on the books of the fund, Other Retirement Plans, Eligible Investment Programs, Clients of Eligible Financial Intermediaries and Institutional Investors. Class I shares are available for exchange from Class A, Class A2 or Class C shares of the fund by participants in the Eligible Investment Programs.

Retirement Plans have the same eligibility to purchase Class A2 shares under the same conditions as they do to purchase Class A shares.

The following text is added to the section titled “Exchanging shares – Generally” in the fund’s Prospectus and “Exchange Privilege” in the fund’s Statement of Additional Information:

For investors who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs), an exchange may be made from Class A, Class A2 or Class C shares to Class I shares of the same fund under certain limited circumstances. Please refer to the section of this Prospectus titled “Retirement and Institutional Investors – eligible investors” or contact your financial intermediary for more information.

Investors that hold Class A2 shares may exchange those shares for Class A2 shares of other funds sold by a financial intermediary with a direct transfer agent relationship with such funds, or if such fund does not offer Class A2, for Class A shares.

The following text is added to the section titled “Dividends, other distributions and taxes” in the fund’s Prospectus:

If you hold Class A2 shares directly with the fund, you may instruct the fund to have your dividends and/or distributions invested in the corresponding class of shares of another fund sold by the distributor, subject to certain conditions.

The following text replaces the section titled “Additional Purchase and Redemption Information – Systematic Investment Plan” in the fund’s Statement of Additional Information:

The Systematic Investment Plan (the “Plan”) is available to those Class A, Class A2 and Class C shareholders who own shares directly with the funds. You should contact your financial adviser to determine if it offers similar services.

If you invest in Class A, Class A2 and Class C shares, the Prospectuses explain that you may buy additional shares through the Plan. Under this plan you may arrange for automatic monthly investments in Class A, Class A2 or Class C shares of $50 or more by authorizing the fund’s transfer agent with respect to Class A, Class A2 and Class C shares, to transfer funds each month from your checking/savings account or another Legg Mason Fund to be used to buy additional shares. The appropriate fund will send you an account statement quarterly unless you request monthly statements. The transfer will also be reflected on your regular checking or savings account statement. You may terminate your participation in the Plan at any time without charge or penalty.

The following text is added to the section titled “Exchange Privilege – Systematic Withdrawal Plan” in the fund’s Statement of Additional Information:

Class A, Class A2 and Class C Shareholders

Class A, Class A2 and Class C shareholders having an account with a balance of $10,000 or more ($5,000 or more for Retirement Accounts) may elect to make withdrawals of a minimum of $50 on a monthly basis.

The following text is added to the section titled “Tax-Deferred Qualified Plans” in the fund’s Statement of Additional Information:

Investors may invest in Class A2 shares of the fund through the same vehicles that they may invest in Class A shares of the fund.

The following text is added to the section titled “The Fund’s Custodian And Transfer And Dividend-Disbursing Agent” in the fund’s Statement of Additional Information:

Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, DE 19809, serves as transfer agent for Class A2 shares.

Please retain this supplement for future reference.

CBAX016373

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